Income Taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued compensation	$ 678	$ 376
Federal Credit Carryforwards	227	939
Leases	10	28
Share-based compensation	637	0
Research and experimental costs capitalized	3,504	0
Start-up costs	35	39
Total Deferred tax assets before valuation allowance, Total	5,091	1,382
Valuation allowance	3,332	1,237
Total deferred tax assets	1,759	145
Deferred tax liabilities:
Intangible assets	45	90
Fixed assets	1,708	47
Prepaid expenses	6	8
Total deferred income tax liabilities	1,759	145
Net deferred tax asset	$ 0	$ 0